American Funds Corporate Bond Fund®
Investment portfolio
August 31, 2025
unaudited

Bonds, notes & other debt instruments 93.85% Corporate bonds, notes & loans 83.67% Financials 22.00%	Principal amount (000)	Value (000)
200 Park Funding Trust 5.74% 2/15/2055 (a)	USD1,000	$981
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(b)	2,963	3,082
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (b)	3,121	3,218
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034) (b)	2,375	2,426
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (b)	4,192	4,311
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (b)	805	842
American International Group, Inc. 4.85% 5/7/2030	1,000	1,024
American International Group, Inc. 5.125% 3/27/2033	3,340	3,411
American International Group, Inc. 5.45% 5/7/2035	2,727	2,814
American International Group, Inc. 4.375% 6/30/2050	2,000	1,644
Aon Corp. 5.35% 2/28/2033	998	1,035
Aon Corp. 3.90% 2/28/2052	1,000	736
Aon North America, Inc. 5.15% 3/1/2029	250	257
Aon North America, Inc. 5.45% 3/1/2034	5,560	5,744
Aon North America, Inc. 5.75% 3/1/2054	2,409	2,363
Arthur J. Gallagher & Co. 5.00% 2/15/2032	3,160	3,220
Arthur J. Gallagher & Co. 5.15% 2/15/2035	8,573	8,602
Arthur J. Gallagher & Co. 5.55% 2/15/2055	4,939	4,659
Athene Global Funding 5.543% 8/22/2035 (a)	750	747
Athene Holding, Ltd. 6.625% 5/19/2055	4,050	4,156
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (b)	2	2
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (b)	1,872	1,933
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (b)	3,273	2,911
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (b)	1,426	1,260
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (b)	6,292	5,555
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (b)	2,114	2,172
Bank of America Corp. 2.972% 7/21/2052 (USD-SOFR + 1.56% on 7/21/2051) (b)	2,028	1,303
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025) (a)(b)	500	500
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026) (a)(b)	800	779
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (b)	6,340	6,516
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (b)	1,483	1,528
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034) (b)	2,373	2,422
Bank of New York Mellon Corp. 5.316% 6/6/2036 (USD-SOFR + 1.35% on 6/6/2035) (b)	5,000	5,130
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	2,067	1,571
Blackstone, Inc. 5.00% 12/6/2034	2,172	2,170
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (a)(b)	325	304
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026) (a)(b)	1,500	1,460
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (a)(b)	600	637
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (a)(b)	2,000	2,068
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(b)	6,620	6,969
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (a)(b)	3,119	3,234
Brown & Brown, Inc. 4.90% 6/23/2030	1,000	1,013
Brown & Brown, Inc. 5.25% 6/23/2032	3,381	3,459
American Funds Corporate Bond Fund — Page 1 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Brown & Brown, Inc. 5.55% 6/23/2035	USD7,579	$7,729
Brown & Brown, Inc. 6.25% 6/23/2055	4,306	4,409
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	348	362
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (a)(b)	2,183	2,209
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (a)(b)	4,241	4,700
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (a)(b)	5,566	5,865
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (a)(b)	3,508	3,548
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (b)	3,187	3,292
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (b)	549	579
Chubb INA Holdings, LLC 3.35% 5/3/2026	675	671
Chubb INA Holdings, LLC 5.00% 3/15/2034	15,727	15,983
Chubb INA Holdings, LLC 4.90% 8/15/2035	1,470	1,462
Citibank, NA 4.914% 5/29/2030	1,050	1,078
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (b)	7,112	7,206
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (b)	5,508	5,613
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (b)	2,131	1,957
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (b)	335	301
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (b)	2,277	2,016
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	321	325
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (b)	1,528	1,596
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034) (b)	911	991
Corebridge Financial, Inc. 3.90% 4/5/2032	1,480	1,401
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025) (b)	835	830
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026) (b)	268	274
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (b)	1,514	1,436
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (b)	5,300	5,341
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (b)	781	792
Five Corners Funding Trust II 2.85% 5/15/2030 (a)	1,000	935
Five Corners Funding Trust IV 5.997% 2/15/2053 (a)	500	506
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (b)	300	293
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (b)	200	198
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027) (b)	3,288	3,303
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (b)	1,104	1,131
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (b)	716	724
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (b)	2,980	3,078
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (b)	2,182	2,302
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (b)	878	906
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (b)	1,333	958
Goldman Sachs Group, Inc. 5.734% 1/28/2056 (USD-SOFR + 1.696% on 1/28/2055) (b)	2,055	2,050
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (b)	3,455	3,255
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (b)	565	511
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (b)	548	493
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (b)	2,080	2,115
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (b)	4,744	4,938
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (a)(b)	375	439
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	2,361	2,714
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (b)	2,943	3,073
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (b)	291	299
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (b)	8,229	8,321
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (b)	9,820	10,123
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (b)	2,661	2,340
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (b)	767	684
American Funds Corporate Bond Fund — Page 2 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (b)	USD447	$456
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	12,962	13,481
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (b)	1,688	1,696
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051) (b)	3,264	2,260
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031) (b)	1,170	1,242
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	750	764
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	750	768
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	12,244	12,301
Marsh & McLennan Cos., Inc. 5.45% 3/15/2054	550	526
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	5,730	5,444
Mastercard, Inc. 4.55% 3/15/2028	798	812
Mastercard, Inc. 4.95% 3/15/2032	3,690	3,828
Mastercard, Inc. 4.875% 5/9/2034	3,574	3,642
Mastercard, Inc. 4.55% 1/15/2035	2,771	2,738
MetLife, Inc. 5.375% 7/15/2033	1,836	1,923
MetLife, Inc. 5.30% 12/15/2034	250	257
MetLife, Inc. 4.60% 5/13/2046	100	88
MetLife, Inc. 5.00% 7/15/2052	230	208
Metropolitan Life Global Funding I 3.45% 12/18/2026 (a)	150	149
Metropolitan Life Global Funding I 5.05% 1/6/2028 (a)	350	358
Metropolitan Life Global Funding I 4.15% 8/25/2028 (a)	1,817	1,824
Metropolitan Life Global Funding I 3.05% 6/17/2029 (a)	250	240
Metropolitan Life Global Funding I 2.95% 4/9/2030 (a)	476	449
Metropolitan Life Global Funding I 1.55% 1/7/2031 (a)	3,433	2,986
Metropolitan Life Global Funding I 2.40% 1/11/2032 (a)	250	219
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (b)	25	25
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	3,193	3,225
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (b)	7,214	7,438
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (b)	9,656	10,055
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (b)	5,285	5,158
NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027) (b)	340	334
NatWest Group PLC 4.445% 5/8/2030 (3-month EUR-EURIBOR + 1.871% on 5/8/2029) (b)	370	371
New York Life Global Funding 4.60% 12/5/2029 (a)	1,233	1,251
New York Life Global Funding 1.20% 8/7/2030 (a)	1,500	1,299
New York Life Global Funding 4.55% 1/28/2033 (a)	505	499
Northwestern Mutual Global Funding 4.125% 8/25/2028 (a)	2,393	2,403
PNC Bank, NA 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (b)	4,301	4,309
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (b)	1,242	1,263
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027) (b)	2,500	2,566
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (b)	3,000	3,101
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031) (b)	1,500	1,517
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (b)	947	1,064
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (b)	1,521	1,586
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (b)	872	891
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (b)	1,935	1,998
Prudential Financial, Inc. 3.70% 3/13/2051	483	353
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (b)	10,702	10,799
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (b)	3,150	3,247
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR Index + 1.13% on 5/2/2030) (b)	3,348	3,433
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (b)	2,405	2,430
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (b)	1,990	2,016
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	4,311	4,371
Toronto-Dominion Bank (The) 4.861% 1/31/2028	1,009	1,026
American Funds Corporate Bond Fund — Page 3 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Toronto-Dominion Bank (The) 4.783% 12/17/2029	USD1,778	$1,818
Toronto-Dominion Bank (The) 4.808% 6/3/2030	3,000	3,065
Travelers Cos., Inc. 5.05% 7/24/2035	765	770
Travelers Cos., Inc. 5.45% 5/25/2053	1,256	1,222
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (b)	3,653	3,744
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (b)	1,556	1,597
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (b)	1,120	1,168
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (b)	982	1,005
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026) (a)(b)	2,600	2,568
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (a)(b)	250	258
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(b)	2,126	2,222
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (a)(b)	1,870	1,849
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (a)(b)	462	406
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (b)	1,610	1,647
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (b)	1,774	1,675
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (b)	10,210	10,518
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (b)	1,098	1,013
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (b)	1,522	1,535
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (b)	4,204	3,567
		426,157
Health care 15.51%
AbbVie, Inc. 4.80% 3/15/2029	7,690	7,875
AbbVie, Inc. 5.05% 3/15/2034	23,525	23,975
AbbVie, Inc. 5.40% 3/15/2054	5,250	5,043
AbbVie, Inc. 5.50% 3/15/2064	300	289
Amgen, Inc. 5.15% 3/2/2028	4,976	5,093
Amgen, Inc. 3.00% 2/22/2029	3,165	3,047
Amgen, Inc. 2.45% 2/21/2030	1,250	1,157
Amgen, Inc. 5.25% 3/2/2030	2,706	2,804
Amgen, Inc. 2.30% 2/25/2031	1,250	1,124
Amgen, Inc. 4.20% 3/1/2033	3,500	3,384
Amgen, Inc. 5.25% 3/2/2033	9,675	9,936
Amgen, Inc. 5.60% 3/2/2043	2,850	2,819
Amgen, Inc. 4.875% 3/1/2053	2,438	2,109
Amgen, Inc. 5.65% 3/2/2053	10,895	10,545
Amgen, Inc. 5.75% 3/2/2063	3,610	3,472
Baxter International, Inc. 2.272% 12/1/2028	500	469
Baxter International, Inc. 2.539% 2/1/2032	7,182	6,250
Baxter International, Inc. 3.132% 12/1/2051	963	592
Bristol-Myers Squibb Co. 4.90% 2/22/2029	618	635
Bristol-Myers Squibb Co. 5.20% 2/22/2034	2,160	2,218
Bristol-Myers Squibb Co. 5.50% 2/22/2044	525	521
Bristol-Myers Squibb Co. 2.55% 11/13/2050	537	312
Bristol-Myers Squibb Co. 3.70% 3/15/2052	558	404
Bristol-Myers Squibb Co. 6.25% 11/15/2053	3,250	3,447
Bristol-Myers Squibb Co. 5.55% 2/22/2054	11,973	11,556
Bristol-Myers Squibb Co. 6.40% 11/15/2063	1,230	1,317
Centene Corp. 2.45% 7/15/2028	2,300	2,126
CVS Health Corp. 3.25% 8/15/2029	414	396
CVS Health Corp. 5.125% 2/21/2030	1,700	1,742
American Funds Corporate Bond Fund — Page 4 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 1.75% 8/21/2030	USD1,415	$1,237
CVS Health Corp. 1.875% 2/28/2031	2,197	1,903
CVS Health Corp. 5.55% 6/1/2031	950	993
CVS Health Corp. 5.00% 9/15/2032	3,006	3,021
CVS Health Corp. 5.25% 2/21/2033	2,371	2,400
CVS Health Corp. 5.70% 6/1/2034	6,302	6,503
CVS Health Corp. 5.45% 9/15/2035	5,149	5,163
CVS Health Corp. 5.05% 3/25/2048	40	34
CVS Health Corp. 5.875% 6/1/2053	212	201
CVS Health Corp. 6.05% 6/1/2054	1,601	1,556
CVS Health Corp. 6.20% 9/15/2055	7,574	7,460
CVS Health Corp. 6.00% 6/1/2063	403	383
CVS Health Corp. 6.25% 9/15/2065	1,849	1,809
Elevance Health, Inc. 5.20% 2/15/2035	2,703	2,721
Elevance Health, Inc. 4.55% 5/15/2052	1,157	934
Elevance Health, Inc. 5.125% 2/15/2053	390	345
Elevance Health, Inc. 5.70% 2/15/2055	1,101	1,050
Eli Lilly and Co. 4.60% 8/14/2034	2,525	2,512
Eli Lilly and Co. 5.10% 2/12/2035	7,670	7,864
Eli Lilly and Co. 5.50% 2/12/2055	5,252	5,184
Eli Lilly and Co. 5.55% 10/15/2055	379	376
Eli Lilly and Co. 5.65% 10/15/2065	368	365
Gilead Sciences, Inc. 5.25% 10/15/2033	10,979	11,409
Gilead Sciences, Inc. 5.10% 6/15/2035	1,258	1,276
Gilead Sciences, Inc. 2.60% 10/1/2040	622	449
Gilead Sciences, Inc. 5.55% 10/15/2053	4,047	3,962
HCA, Inc. 5.20% 6/1/2028	5,000	5,122
HCA, Inc. 4.125% 6/15/2029	1,000	991
HCA, Inc. 2.375% 7/15/2031	2,455	2,165
Humana, Inc. 5.375% 4/15/2031	4,442	4,586
Humana, Inc. 5.55% 5/1/2035	1,650	1,669
Humana, Inc. 5.75% 4/15/2054	2,100	1,953
Humana, Inc. 6.00% 5/1/2055	5,054	4,861
Johnson & Johnson 4.90% 6/1/2031	4,050	4,231
Johnson & Johnson 4.85% 3/1/2032	710	736
Johnson & Johnson 4.95% 6/1/2034	7,650	8,000
Johnson & Johnson 5.25% 6/1/2054	1,932	1,908
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	5,201	5,213
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	12,914	12,040
Roche Holdings, Inc. 2.076% 12/13/2031 (a)	5,549	4,877
Roche Holdings, Inc. 4.592% 9/9/2034 (a)	2,547	2,525
Roche Holdings, Inc. 5.218% 3/8/2054 (a)	1,165	1,113
Stryker Corp. 5.20% 2/10/2035	3,079	3,151
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	12,944	13,009
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	3,698	3,683
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,840	1,795
UnitedHealth Group, Inc. 5.15% 7/15/2034	4,773	4,851
UnitedHealth Group, Inc. 5.30% 6/15/2035	7,930	8,109
UnitedHealth Group, Inc. 3.05% 5/15/2041	2,000	1,474
UnitedHealth Group, Inc. 3.25% 5/15/2051	1,938	1,266
UnitedHealth Group, Inc. 4.75% 5/15/2052	2,486	2,093
UnitedHealth Group, Inc. 5.375% 4/15/2054	750	693
UnitedHealth Group, Inc. 5.625% 7/15/2054	5,830	5,554
UnitedHealth Group, Inc. 5.95% 6/15/2055	2,581	2,581
American Funds Corporate Bond Fund — Page 5 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 4.95% 5/15/2062	USD353	$299
UnitedHealth Group, Inc. 6.05% 2/15/2063	414	416
Viatris, Inc. 4.00% 6/22/2050	5,631	3,713
		300,444
Utilities 9.99%
AEP Transmission Co., LLC 5.15% 4/1/2034	2,000	2,027
AEP Transmission Co., LLC 5.375% 6/15/2035	225	231
American Transmission Systems, Inc. 2.65% 1/15/2032 (a)	685	609
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	448	450
CenterPoint Energy, Inc. 2.65% 6/1/2031	5,323	4,830
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (a)	1,000	981
Commonwealth Edison Co. 2.75% 9/1/2051	177	106
Consumers Energy Co. 4.50% 1/15/2031	4,744	4,792
Consumers Energy Co. 3.60% 8/15/2032	478	450
Consumers Energy Co. 4.625% 5/15/2033	808	803
Consumers Energy Co. 5.05% 5/15/2035	5,203	5,247
Duke Energy Carolinas, LLC 5.35% 1/15/2053	1,780	1,690
Duke Energy Progress, LLC 2.50% 8/15/2050	1,044	608
Edison International 4.125% 3/15/2028	700	689
Edison International 5.25% 11/15/2028	375	379
Edison International 5.45% 6/15/2029	831	841
Edison International 6.95% 11/15/2029	668	709
Edison International 6.25% 3/15/2030	4,471	4,654
Edison International 5.25% 3/15/2032	8,337	8,207
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	3,648	4,213
Entergy Corp. 2.40% 6/15/2031	672	600
Entergy Louisiana, LLC 1.60% 12/15/2030	158	138
Eversource Energy 2.55% 3/15/2031	1,467	1,325
FirstEnergy Corp. 1.60% 1/15/2026	5,024	4,965
FirstEnergy Corp. 2.65% 3/1/2030	349	324
FirstEnergy Corp. 2.25% 9/1/2030	6,676	5,999
FirstEnergy Corp., Series B, 3.90% 7/15/2027	298	296
Florida Power & Light Co. 4.80% 5/15/2033	667	674
Florida Power & Light Co. 5.30% 6/15/2034	6,650	6,880
Florida Power & Light Co. 2.875% 12/4/2051	1,010	633
Florida Power & Light Co. 5.30% 4/1/2053	141	135
Florida Power & Light Co. 5.70% 3/15/2055	4,270	4,281
Georgia Power Co. 5.25% 3/15/2034	792	812
Jersey Central Power & Light Co. 2.75% 3/1/2032 (a)	250	222
Jersey Central Power & Light Co. 5.10% 1/15/2035	1,225	1,225
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	2,150	2,171
NiSource, Inc. 5.40% 6/30/2033	1,000	1,030
Northern States Power Co. 5.05% 5/15/2035	1,587	1,605
Northern States Power Co. 6.20% 7/1/2037	1,111	1,220
Northern States Power Co. 5.10% 5/15/2053	282	259
Northern States Power Co. 5.40% 3/15/2054	675	653
Northern States Power Co. 5.65% 5/15/2055	1,323	1,314
Oncor Electric Delivery Co., LLC 2.70% 11/15/2051	85	50
Pacific Gas and Electric Co. 3.15% 1/1/2026	2,215	2,202
Pacific Gas and Electric Co. 4.65% 8/1/2028	997	999
Pacific Gas and Electric Co. 2.50% 2/1/2031	4,225	3,749
Pacific Gas and Electric Co. 4.40% 3/1/2032	2,674	2,584
American Funds Corporate Bond Fund — Page 6 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 5.90% 6/15/2032	USD662	$689
Pacific Gas and Electric Co. 6.15% 1/15/2033	1,655	1,740
Pacific Gas and Electric Co. 6.40% 6/15/2033	5,621	5,975
Pacific Gas and Electric Co. 6.95% 3/15/2034	36	39
Pacific Gas and Electric Co. 5.70% 3/1/2035	9,044	9,174
Pacific Gas and Electric Co. 6.00% 8/15/2035	8,351	8,643
Pacific Gas and Electric Co. 3.30% 8/1/2040	646	478
Pacific Gas and Electric Co. 4.95% 7/1/2050	3,743	3,103
Pacific Gas and Electric Co. 3.50% 8/1/2050	4,057	2,666
Pacific Gas and Electric Co. 5.90% 10/1/2054	1,168	1,094
PacifiCorp 5.45% 2/15/2034	686	698
PacifiCorp 3.30% 3/15/2051	819	524
PacifiCorp 2.90% 6/15/2052	4,971	2,936
PacifiCorp 5.35% 12/1/2053	971	870
PacifiCorp 5.50% 5/15/2054	4,940	4,523
PacifiCorp 5.80% 1/15/2055	1,133	1,073
PECO Energy Co. 5.25% 9/15/2054	225	212
Progress Energy, Inc. 7.00% 10/30/2031	496	560
Public Service Co. of Colorado 2.70% 1/15/2051	320	187
Public Service Co. of Colorado 5.85% 5/15/2055	193	190
Public Service Electric and Gas Co. 1.90% 8/15/2031	1,592	1,389
Public Service Electric and Gas Co. 5.20% 8/1/2033	305	316
Public Service Electric and Gas Co. 4.90% 8/15/2035	5,425	5,409
Public Service Electric and Gas Co. 2.70% 5/1/2050	1,989	1,218
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	625	639
Southern California Edison Co. 3.65% 3/1/2028	562	553
Southern California Edison Co. 5.65% 10/1/2028	3,302	3,421
Southern California Edison Co. 5.25% 3/15/2030	306	313
Southern California Edison Co. 2.25% 6/1/2030	209	188
Southern California Edison Co. 2.50% 6/1/2031	3,825	3,388
Southern California Edison Co. 5.20% 6/1/2034	2,137	2,127
Southern California Edison Co. 5.45% 3/1/2035	5,154	5,194
Southern California Edison Co. 5.625% 2/1/2036	202	203
Southern California Edison Co. 3.60% 2/1/2045	1,180	847
Southern California Edison Co. 4.00% 4/1/2047	323	240
Southern California Edison Co. 3.65% 2/1/2050	3,281	2,262
Southern California Edison Co. 2.95% 2/1/2051	5,811	3,524
Southern California Edison Co. 3.65% 6/1/2051	105	72
Southern California Edison Co. 3.45% 2/1/2052	1,782	1,161
Southern California Edison Co. 6.20% 9/15/2055	4,857	4,833
Southwestern Electric Power Co. 3.25% 11/1/2051	1,375	888
Tampa Electric Co. 5.15% 3/1/2035	2,825	2,852
Union Electric Co. 5.25% 4/15/2035	1,150	1,175
Union Electric Co. 5.125% 3/15/2055	300	274
Wisconsin Power and Light Co. 1.95% 9/16/2031	583	507
Xcel Energy, Inc. 5.45% 8/15/2033	1,611	1,647
Xcel Energy, Inc. 5.50% 3/15/2034	5,984	6,125
Xcel Energy, Inc. 5.60% 4/15/2035	8,273	8,464
		193,464
Industrials 7.84%
BAE Systems PLC 5.30% 3/26/2034 (a)	10,723	11,007
Boeing Co. (The) 2.75% 2/1/2026	16,088	15,967
Boeing Co. (The) 2.196% 2/4/2026	2,250	2,229
American Funds Corporate Bond Fund — Page 7 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Co. (The) 5.04% 5/1/2027	USD336	$339
Boeing Co. (The) 3.25% 2/1/2028	11,627	11,360
Boeing Co. (The) 6.298% 5/1/2029	108	115
Boeing Co. (The) 5.15% 5/1/2030	2,966	3,043
Boeing Co. (The) 3.625% 2/1/2031	129	123
Boeing Co. (The) 6.388% 5/1/2031	353	384
Boeing Co. (The) 6.528% 5/1/2034	835	915
Boeing Co. (The) 5.705% 5/1/2040	1,551	1,557
Boeing Co. (The) 5.805% 5/1/2050	945	909
Boeing Co. (The) 6.858% 5/1/2054	705	774
Boeing Co. (The) 5.93% 5/1/2060	2,028	1,950
Boeing Co. (The) 7.008% 5/1/2064	558	619
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	1,333	872
Canadian National Railway Co. 4.375% 9/18/2034	3,738	3,637
Canadian Pacific Railway Co. 1.75% 12/2/2026	2,456	2,387
Canadian Pacific Railway Co. 4.80% 3/30/2030	1,726	1,769
Canadian Pacific Railway Co. 5.20% 3/30/2035	5,649	5,759
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,198	875
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,734	2,432
Carrier Global Corp. 5.90% 3/15/2034	441	470
CSX Corp. 3.80% 3/1/2028	5,871	5,844
CSX Corp. 4.25% 3/15/2029	1,000	1,004
CSX Corp. 2.40% 2/15/2030	1,540	1,435
CSX Corp. 5.20% 11/15/2033	275	285
CSX Corp. 5.05% 6/15/2035	525	530
CSX Corp. 3.35% 9/15/2049	1,015	703
CSX Corp. 2.50% 5/15/2051	2,079	1,194
CSX Corp. 4.50% 11/15/2052	350	293
General Dynamics Corp. 3.625% 4/1/2030	794	780
General Electric Co. 4.30% 7/29/2030	707	710
General Electric Co. 4.90% 1/29/2036	4,797	4,820
Johnson Controls International PLC 4.90% 12/1/2032	3,438	3,476
L3Harris Technologies, Inc. 5.40% 7/31/2033	1,416	1,463
Norfolk Southern Corp. 5.05% 8/1/2030	5,788	5,995
Norfolk Southern Corp. 4.45% 3/1/2033	1,041	1,024
Norfolk Southern Corp. 5.10% 5/1/2035	1,912	1,935
Norfolk Southern Corp. 4.55% 6/1/2053	273	228
Norfolk Southern Corp. 5.35% 8/1/2054	3,366	3,208
Northrop Grumman Corp. 4.70% 3/15/2033	5,443	5,449
RTX Corp. 5.00% 2/27/2026	165	165
RTX Corp. 5.75% 11/8/2026	1,000	1,017
RTX Corp. 4.125% 11/16/2028	475	476
RTX Corp. 1.90% 9/1/2031	219	190
RTX Corp. 5.15% 2/27/2033	573	589
RTX Corp. 6.10% 3/15/2034	2,253	2,447
RTX Corp. 2.82% 9/1/2051	750	457
RTX Corp. 3.03% 3/15/2052	3,000	1,903
RTX Corp. 5.375% 2/27/2053	129	122
RTX Corp. 6.40% 3/15/2054	795	861
Siemens Funding BV 5.20% 5/28/2035 (a)	4,000	4,120
Siemens Funding BV 5.80% 5/28/2055 (a)	3,180	3,282
Siemens Funding BV 5.90% 5/28/2065 (a)	1,033	1,072
Union Pacific Corp. 4.75% 2/21/2026	3,333	3,338
Union Pacific Corp. 2.80% 2/14/2032	612	555
American Funds Corporate Bond Fund — Page 8 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 4.30% 3/1/2049	USD510	$418
Union Pacific Corp. 3.25% 2/5/2050	1,491	1,016
Union Pacific Corp. 2.95% 3/10/2052	2,503	1,579
Union Pacific Corp. 3.50% 2/14/2053	2,564	1,792
Union Pacific Corp. 5.60% 12/1/2054	2,482	2,450
Union Pacific Corp. 3.95% 8/15/2059	175	128
Veralto Corp. 5.35% 9/18/2028	750	775
Veralto Corp. 5.45% 9/18/2033	2,000	2,067
Verisk Analytics, Inc. 4.50% 8/15/2030	2,200	2,210
Verisk Analytics, Inc. 5.125% 2/15/2036	2,506	2,491
Waste Management, Inc. 1.50% 3/15/2031	616	534
Waste Management, Inc. 4.95% 3/15/2035	5,919	5,952
		151,874
Consumer staples 6.04%
Anheuser-Busch Cos., LLC 4.70% 2/1/2036	728	711
Anheuser-Busch Cos., LLC 4.90% 2/1/2046	508	464
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	2,000	1,947
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	589	579
BAT Capital Corp. 3.215% 9/6/2026	470	465
BAT Capital Corp. 2.259% 3/25/2028	499	475
BAT Capital Corp. 4.906% 4/2/2030	1,400	1,424
BAT Capital Corp. 6.421% 8/2/2033	2,585	2,819
BAT Capital Corp. 5.625% 8/15/2035	2,063	2,118
BAT Capital Corp. 4.39% 8/15/2037	1,000	904
BAT Capital Corp. 7.079% 8/2/2043	1,306	1,450
BAT Capital Corp. 5.65% 3/16/2052	453	420
BAT Capital Corp. 7.081% 8/2/2053	330	367
BAT Capital Corp. 6.25% 8/15/2055	4,858	4,906
BAT International Finance PLC 4.448% 3/16/2028	475	477
Campbell’s Co. (The) 4.75% 3/23/2035	3,034	2,907
Coca-Cola Co. 5.00% 5/13/2034	1,873	1,936
Coca-Cola Co. 4.65% 8/14/2034	551	558
Coca-Cola Co. 5.20% 1/14/2055	3,534	3,346
Conagra Brands, Inc. 4.60% 11/1/2025	720	720
Conagra Brands, Inc. 1.375% 11/1/2027	1,510	1,417
Constellation Brands, Inc. 4.35% 5/9/2027	1,000	1,003
Constellation Brands, Inc. 3.60% 2/15/2028	200	197
Constellation Brands, Inc. 4.80% 1/15/2029	2,680	2,721
Constellation Brands, Inc. 2.875% 5/1/2030	2,262	2,117
Constellation Brands, Inc. 4.80% 5/1/2030	545	554
Constellation Brands, Inc. 2.25% 8/1/2031	3,083	2,709
Constellation Brands, Inc. 4.75% 5/9/2032	1,780	1,781
Constellation Brands, Inc. 4.90% 5/1/2033	2,478	2,473
Constellation Brands, Inc. 4.10% 2/15/2048	200	154
Imperial Brands Finance PLC 5.875% 7/1/2034 (a)	1,100	1,137
Imperial Brands Finance PLC 5.625% 7/1/2035 (a)	2,404	2,429
Imperial Brands Finance PLC 6.375% 7/1/2055 (a)	2,457	2,468
Kroger Co. 5.00% 9/15/2034	1,530	1,526
Kroger Co. 5.50% 9/15/2054	1,632	1,529
Mars, Inc. 5.00% 3/1/2032 (a)	4,249	4,340
Mars, Inc. 5.20% 3/1/2035 (a)	8,590	8,675
Mars, Inc. 5.70% 5/1/2055 (a)	9,036	8,822
Mars, Inc. 5.80% 5/1/2065 (a)	408	401
American Funds Corporate Bond Fund — Page 9 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Mondelez International, Inc. 4.50% 5/6/2030	USD1,800	$1,814
Mondelez International, Inc. 4.75% 8/28/2034	817	811
Mondelez International, Inc. 5.125% 5/6/2035	2,084	2,112
Philip Morris International, Inc. 4.875% 2/13/2026	5,000	5,010
Philip Morris International, Inc. 5.25% 9/7/2028	2,000	2,067
Philip Morris International, Inc. 2.10% 5/1/2030	675	614
Philip Morris International, Inc. 5.50% 9/7/2030	2,000	2,105
Philip Morris International, Inc. 1.75% 11/1/2030	908	803
Philip Morris International, Inc. 4.75% 11/1/2031	2,843	2,885
Philip Morris International, Inc. 5.75% 11/17/2032	4,411	4,673
Philip Morris International, Inc. 5.375% 2/15/2033	3,533	3,659
Philip Morris International, Inc. 5.625% 9/7/2033	1,733	1,820
Philip Morris International, Inc. 5.25% 2/13/2034	1,343	1,373
Philip Morris International, Inc. 4.90% 11/1/2034	6,150	6,126
Philip Morris International, Inc. 4.875% 4/30/2035	3,449	3,419
Philip Morris International, Inc. 4.125% 3/4/2043	1,653	1,386
Walmart, Inc. 4.50% 4/15/2053	1,118	973
		117,096
Information technology 5.91%
Analog Devices, Inc. 5.05% 4/1/2034	1,114	1,147
Analog Devices, Inc. 5.30% 4/1/2054	1,440	1,380
Broadcom Corp. 3.875% 1/15/2027	1,090	1,086
Broadcom, Inc. 4.00% 4/15/2029 (a)	585	581
Broadcom, Inc. 4.75% 4/15/2029	1,400	1,426
Broadcom, Inc. 5.05% 7/12/2029	1,497	1,540
Broadcom, Inc. 4.15% 11/15/2030	715	708
Broadcom, Inc. 5.15% 11/15/2031	4,223	4,368
Broadcom, Inc. 3.469% 4/15/2034 (a)	4,801	4,308
Broadcom, Inc. 4.80% 10/15/2034	3,084	3,051
Broadcom, Inc. 3.137% 11/15/2035 (a)	380	322
Cisco Systems, Inc. 4.95% 2/26/2031	2,325	2,408
Cisco Systems, Inc. 5.05% 2/26/2034	14,061	14,459
Cisco Systems, Inc. 5.10% 2/24/2035	5,933	6,074
Cisco Systems, Inc. 5.30% 2/26/2054	1,516	1,459
Microchip Technology, Inc. 4.90% 3/15/2028	2,128	2,159
Microchip Technology, Inc. 5.05% 3/15/2029	11,825	12,061
Microchip Technology, Inc. 5.05% 2/15/2030	4,185	4,271
Oracle Corp. 5.50% 8/3/2035	11,247	11,468
Oracle Corp. 6.00% 8/3/2055	1,202	1,175
Roper Technologies, Inc. 4.25% 9/15/2028	2,500	2,510
Roper Technologies, Inc. 4.45% 9/15/2030	750	752
Roper Technologies, Inc. 4.75% 2/15/2032	500	504
Roper Technologies, Inc. 4.90% 10/15/2034	1,750	1,733
Roper Technologies, Inc. 5.10% 9/15/2035	2,069	2,065
ServiceNow, Inc. 1.40% 9/1/2030	7,762	6,807
Synopsys, Inc. 4.85% 4/1/2030	5,435	5,545
Synopsys, Inc. 5.15% 4/1/2035	5,509	5,559
Synopsys, Inc. 5.70% 4/1/2055	10,698	10,514
Texas Instruments, Inc. 4.85% 2/8/2034	993	1,013
Texas Instruments, Inc. 5.10% 5/23/2035	1,975	2,020
		114,473
American Funds Corporate Bond Fund — Page 10 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services 5.57%	Principal amount (000)	Value (000)
Alphabet, Inc. 5.25% 5/15/2055	USD1,492	$1,455
Alphabet, Inc. 5.30% 5/15/2065	368	354
AT&T, Inc. 1.65% 2/1/2028	1,092	1,031
AT&T, Inc. 4.35% 3/1/2029	2,500	2,511
AT&T, Inc. 2.25% 2/1/2032	5,243	4,542
AT&T, Inc. 2.55% 12/1/2033	10,879	9,160
AT&T, Inc. 5.40% 2/15/2034	717	739
AT&T, Inc. 4.50% 5/15/2035	282	270
AT&T, Inc. 3.50% 9/15/2053	10,376	6,952
AT&T, Inc. 3.55% 9/15/2055	520	346
Charter Communications Operating, LLC 2.80% 4/1/2031	2,100	1,890
Charter Communications Operating, LLC 4.40% 4/1/2033	2,805	2,639
Charter Communications Operating, LLC 6.384% 10/23/2035	1,200	1,251
Charter Communications Operating, LLC 5.85% 12/1/2035	2,591	2,597
Charter Communications Operating, LLC 5.125% 7/1/2049	315	256
Charter Communications Operating, LLC 4.80% 3/1/2050	4,308	3,336
Charter Communications Operating, LLC 3.70% 4/1/2051	7,788	5,021
Charter Communications Operating, LLC 3.90% 6/1/2052	9,312	6,178
Charter Communications Operating, LLC 5.25% 4/1/2053	11,708	9,577
Comcast Corp. 4.80% 5/15/2033	2,260	2,266
Comcast Corp. 5.30% 6/1/2034	4,353	4,482
Comcast Corp. 5.30% 5/15/2035	1,691	1,726
Comcast Corp. 2.887% 11/1/2051	929	557
Comcast Corp. 5.65% 6/1/2054	4,073	3,914
Comcast Corp. 6.05% 5/15/2055	103	104
Meta Platforms, Inc. 4.75% 8/15/2034	1,922	1,932
Meta Platforms, Inc. 5.40% 8/15/2054	1,287	1,236
T-Mobile USA, Inc. 2.55% 2/15/2031	3,779	3,424
T-Mobile USA, Inc. 2.25% 11/15/2031	3,956	3,463
T-Mobile USA, Inc. 5.125% 5/15/2032	655	671
T-Mobile USA, Inc. 5.75% 1/15/2034	679	713
T-Mobile USA, Inc. 3.00% 2/15/2041	1,923	1,406
T-Mobile USA, Inc. 3.40% 10/15/2052	2,373	1,571
T-Mobile USA, Inc. 5.75% 1/15/2054	989	958
T-Mobile USA, Inc. 5.50% 1/15/2055	572	536
T-Mobile USA, Inc. 5.25% 6/15/2055	243	219
T-Mobile USA, Inc. 5.875% 11/15/2055	1,589	1,569
Verizon Communications, Inc. 1.75% 1/20/2031	550	480
Verizon Communications, Inc. 2.355% 3/15/2032	232	201
Verizon Communications, Inc. 4.78% 2/15/2035	2,000	1,951
Verizon Communications, Inc. 5.25% 4/2/2035	7,157	7,228
Verizon Communications, Inc. 5.401% 7/2/2037 (a)	2,666	2,679
Verizon Communications, Inc. 3.40% 3/22/2041	700	543
Verizon Communications, Inc. 2.85% 9/3/2041	151	108
Verizon Communications, Inc. 3.85% 11/1/2042	206	164
Verizon Communications, Inc. 3.55% 3/22/2051	900	640
Verizon Communications, Inc. 2.987% 10/30/2056	4,633	2,771
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	435	271
		107,888
Consumer discretionary 3.74%
Ford Motor Credit Co., LLC 3.375% 11/13/2025	200	199
Ford Motor Credit Co., LLC 6.95% 6/10/2026	200	203
Ford Motor Credit Co., LLC 4.95% 5/28/2027	483	482
American Funds Corporate Bond Fund — Page 11 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 7.35% 11/4/2027	USD200	$208
Ford Motor Credit Co., LLC 5.918% 3/20/2028	416	422
Ford Motor Credit Co., LLC 6.80% 5/12/2028	200	208
Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,476	1,537
Ford Motor Credit Co., LLC 2.90% 2/10/2029	200	184
Ford Motor Credit Co., LLC 5.80% 3/8/2029	4,695	4,749
Ford Motor Credit Co., LLC 5.113% 5/3/2029	1,200	1,184
Ford Motor Credit Co., LLC 5.875% 11/7/2029	2,100	2,124
Ford Motor Credit Co., LLC 6.05% 3/5/2031	2,300	2,338
Ford Motor Credit Co., LLC 6.054% 11/5/2031	1,006	1,018
Ford Motor Credit Co., LLC 6.532% 3/19/2032	300	308
Ford Motor Credit Co., LLC 7.122% 11/7/2033	200	209
Ford Motor Credit Co., LLC 6.50% 2/7/2035	2,100	2,118
General Motors Co. 5.625% 4/15/2030	700	723
General Motors Financial Co., Inc. 5.60% 6/18/2031	1,200	1,240
General Motors Financial Co., Inc. 5.625% 4/4/2032	480	491
General Motors Financial Co., Inc. 5.45% 9/6/2034	838	830
General Motors Financial Co., Inc. 5.90% 1/7/2035	1,100	1,118
Home Depot, Inc. 4.75% 6/25/2029	7,161	7,333
Home Depot, Inc. 1.375% 3/15/2031	517	444
Home Depot, Inc. 4.85% 6/25/2031	4,241	4,381
Home Depot, Inc. 4.95% 6/25/2034	6,050	6,157
Home Depot, Inc. 3.125% 12/15/2049	593	399
Home Depot, Inc. 5.30% 6/25/2054	3,913	3,726
Hyundai Capital America 1.50% 6/15/2026 (a)	275	269
Hyundai Capital America 4.875% 6/23/2027 (a)	1,594	1,608
Hyundai Capital America 5.60% 3/30/2028 (a)	800	824
Hyundai Capital America 2.00% 6/15/2028 (a)	409	384
Hyundai Capital America 4.90% 6/23/2028 (a)	861	873
Hyundai Capital America 5.30% 1/8/2029 (a)	509	522
Hyundai Capital America 6.50% 1/16/2029 (a)	384	407
Hyundai Capital America 5.35% 3/19/2029 (a)	700	719
Hyundai Capital America 5.30% 1/8/2030 (a)	100	103
Hyundai Capital America 5.10% 6/24/2030 (a)	3,371	3,441
Hyundai Capital America 5.40% 1/8/2031 (a)	117	121
Marriott International, Inc. 5.35% 3/15/2035	3,887	3,926
McDonald’s Corp. 5.00% 5/17/2029	1,149	1,185
McDonald’s Corp. 4.95% 3/3/2035	3,908	3,935
Morongo Band of Mission Indians (The) 7.00% 10/1/2039 (a)	1,100	1,174
Starbucks Corp. 4.80% 5/15/2030	1,510	1,544
Starbucks Corp. 5.40% 5/15/2035	750	768
Toyota Motor Corp. 4.186% 6/30/2027	4,808	4,827
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,400	1,422
		72,385
Energy 3.66%
Chevron Corp. 3.078% 5/11/2050	1,273	849
Chevron USA, Inc. 4.405% 2/26/2027	6,354	6,408
Chevron USA, Inc. 1.018% 8/12/2027	5,000	4,745
ConocoPhillips Co. 4.70% 1/15/2030	3,000	3,058
ConocoPhillips Co. 3.80% 3/15/2052	1,030	746
ConocoPhillips Co. 5.30% 5/15/2053	1,344	1,233
ConocoPhillips Co. 5.55% 3/15/2054	107	102
ConocoPhillips Co. 5.50% 1/15/2055	3,094	2,918
American Funds Corporate Bond Fund — Page 12 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Diamondback Energy, Inc. 5.55% 4/1/2035	USD5,401	$5,464
Eni SpA 5.50% 5/15/2034 (a)	650	663
Eni SpA 5.75% 5/19/2035 (a)	1,867	1,929
Eni SpA 5.95% 5/15/2054 (a)	216	210
EOG Resources, Inc. 4.40% 7/15/2028	678	685
EOG Resources, Inc. 5.35% 1/15/2036	395	401
EOG Resources, Inc. 5.65% 12/1/2054	1,065	1,031
EOG Resources, Inc. 5.95% 7/15/2055	960	969
Exxon Mobil Corp. 3.452% 4/15/2051	6,960	4,913
MPLX, LP 4.80% 2/15/2031	3,408	3,412
MPLX, LP 5.40% 9/15/2035	2,786	2,751
MPLX, LP 6.20% 9/15/2055	2,000	1,945
Petroleos Mexicanos 6.875% 10/16/2025	1,468	1,470
Petroleos Mexicanos 4.50% 1/23/2026	2,267	2,255
Petroleos Mexicanos 6.875% 8/4/2026	1,026	1,033
Petroleos Mexicanos 6.50% 3/13/2027	3,970	3,989
Petroleos Mexicanos 5.35% 2/12/2028	1,000	981
Petroleos Mexicanos 6.50% 1/23/2029	510	515
Petroleos Mexicanos 6.84% 1/23/2030	1,000	1,000
Shell Finance US, Inc. 2.75% 4/6/2030	5,000	4,733
Shell Finance US, Inc. 3.25% 4/6/2050	3,157	2,160
Shell International Finance BV 3.00% 11/26/2051	500	321
TotalEnergies Capital SA 4.724% 9/10/2034	580	580
TotalEnergies Capital SA 5.488% 4/5/2054	2,172	2,069
TotalEnergies Capital SA 5.275% 9/10/2054	5,822	5,385
		70,923
Real estate 2.04%
Boston Properties, LP 2.55% 4/1/2032	60	51
Boston Properties, LP 2.45% 10/1/2033	1,921	1,560
Boston Properties, LP 6.50% 1/15/2034	2,648	2,843
Boston Properties, LP 5.75% 1/15/2035	11,634	11,800
Crown Castle, Inc. 5.00% 1/11/2028	2,552	2,588
ERP Operating, LP 4.65% 9/15/2034	621	607
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	2,373	2,419
Prologis, LP 4.875% 6/15/2028	803	822
Prologis, LP 4.75% 6/15/2033	3,299	3,309
Prologis, LP 5.125% 1/15/2034	459	469
Prologis, LP 5.00% 3/15/2034	1,775	1,794
Prologis, LP 5.00% 1/31/2035	686	690
Prologis, LP 5.25% 6/15/2053	156	146
Prologis, LP 5.25% 3/15/2054	35	33
Public Storage Operating Co. 2.30% 5/1/2031	244	219
Simon Property Group, LP 4.375% 10/1/2030	2,500	2,507
Simon Property Group, LP 5.125% 10/1/2035	4,918	4,919
VICI Properties, LP 4.50% 1/15/2028 (a)	850	848
VICI Properties, LP 4.75% 2/15/2028	1,907	1,923
		39,547
Materials 1.37%
Air Products and Chemicals, Inc. 4.30% 6/11/2028	2,370	2,392
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	1,100	1,131
Dow Chemical Co. (The) 4.55% 11/30/2025	14	14
Dow Chemical Co. (The) 5.15% 2/15/2034	117	116
American Funds Corporate Bond Fund — Page 13 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Dow Chemical Co. (The) 4.625% 10/1/2044	USD600	$488
Dow Chemical Co. (The) 4.80% 5/15/2049	2,131	1,700
Dow Chemical Co. (The) 3.60% 11/15/2050	170	112
Dow Chemical Co. (The) 5.60% 2/15/2054	2,345	2,089
Dow Chemical Co. (The) 5.95% 3/15/2055	1,331	1,237
LYB International Finance III, LLC 6.15% 5/15/2035	44	46
Minera Mexico SA de CV 5.625% 2/12/2032 (a)	1,780	1,815
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	3,090	3,150
Sherwin-Williams Co. 4.50% 8/15/2030	5,000	5,030
Sherwin-Williams Co. 5.15% 8/15/2035	4,426	4,461
Vale Overseas, Ltd. 6.40% 6/28/2054	2,842	2,845
		26,626
Total corporate bonds, notes & loans		1,620,877
U.S. Treasury bonds & notes 8.74% U.S. Treasury 8.74%
U.S. Treasury 4.25% 12/31/2026	1,147	1,154
U.S. Treasury 3.875% 7/31/2027	2,934	2,947
U.S. Treasury 3.75% 8/15/2027	9	9
U.S. Treasury 3.625% 8/15/2028	9,267	9,280
U.S. Treasury 4.00% 7/31/2029	1,070	1,084
U.S. Treasury 4.00% 5/31/2030	907	920
U.S. Treasury 3.875% 6/30/2030	368	371
U.S. Treasury 3.875% 7/31/2030	27,916	28,146
U.S. Treasury 4.00% 7/31/2032	2,423	2,434
U.S. Treasury 4.25% 8/15/2035 (c)	73,582	73,737
U.S. Treasury 4.875% 8/15/2045	33,221	33,258
U.S. Treasury 4.75% 5/15/2055 (c)	16,375	15,928
		169,268
Asset-backed obligations 0.82% Other asset-backed securities 0.82%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(d)	1,685	1,571
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(d)	4,227	3,682
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(d)	286	245
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(d)	393	330
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039 (a)(d)	450	438
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(d)	11,523	9,609
		15,875
Total asset-backed obligations		15,875
Bonds & notes of governments & government agencies outside the U.S. 0.41% Mexico 0.38%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	6,100	6,194
United Mexican States 6.625% 1/29/2038	515	526
United Mexican States 7.375% 5/13/2055	705	741
		7,461
Panama 0.03%
Panama (Republic of) 6.875% 1/31/2036	286	295
Panama (Republic of) 8.00% 3/1/2038	258	285
		580
Total bonds & notes of governments & government agencies outside the U.S.		8,041
American Funds Corporate Bond Fund — Page 14 of 18

unaudited
Bonds, notes & other debt instruments (continued) Municipals 0.21% Ohio 0.21%	Principal amount (000)	Value (000)
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	USD4,465	$4,022
Total bonds, notes & other debt instruments (cost: $1,819,482,000)		1,818,083
Short-term securities 6.88% Money market investments 6.88%	Shares
Capital Group Central Cash Fund 4.29% (e)(f)	1,332,340	133,247
Total short-term securities (cost: $133,225,000)		133,247
Total investment securities 100.73% (cost: $1,952,707,000)		1,951,330
Other assets less liabilities (0.73)%		(14,169)
Net assets 100.00%		$1,937,161
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	1,593	12/31/2025	USD182,000	$510
2 Year U.S. Treasury Note Futures	Short	236	12/31/2025	(26,550)	(58)
2 Year U.S. Treasury Note Futures	Short	480	12/31/2025	(55,950)	72
2 Year U.S. Treasury Note Futures	Long	1,275	1/6/2026	139,573	286
2 Year U.S. Treasury Note Futures	Long	599	1/6/2026	124,915	153
10 Year Ultra U.S. Treasury Note Futures	Short	2,658	12/31/2025	(304,092)	(1,483)
					$(520)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 8/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD172,880	$(3,732)	$(3,513)	$(219)
Investments in affiliates (f)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2025 (000)	Dividend or interest income (000)
Short-term securities 6.88%
Money market investments 6.88%
Capital Group Central Cash Fund 4.29% (e)	$106,045	$288,274	$261,108	$22	$14	$133,247	$1,261

American Funds Corporate Bond Fund — Page 15 of 18

unaudited
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $169,181,000, which represented 8.73% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $6,939,000, which represented 0.36% of the net assets of the fund.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)	Rate represents the seven-day yield at 8/31/2025.
(f)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $846,028,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $88,352,000.
American Funds Corporate Bond Fund — Page 16 of 18

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,620,877	$—	$1,620,877
U.S. Treasury bonds & notes	—	169,268	—	169,268
Asset-backed obligations	—	15,875	—	15,875
Bonds & notes of governments & government agencies outside the U.S.	—	8,041	—	8,041
Municipals	—	4,022	—	4,022
Short-term securities	133,247	—	—	133,247
Total	$133,247	$1,818,083	$—	$1,951,330

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,021	$—	$—	$1,021
Liabilities:
Unrealized depreciation on futures contracts	(1,541)	—	—	(1,541)
Unrealized depreciation on centrally cleared credit default swaps	—	(219)	—	(219)
Total	$(520)	$(219)	$—	$(739)
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
American Funds Corporate Bond Fund — Page 17 of 18

unaudited

Key to abbreviation(s)
Auth. = Authority
CME = CME Group
EURIBOR = Euro Interbank Offered Rate
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-032-1025
American Funds Corporate Bond Fund — Page 18 of 18